7. Other income and expenses (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 18,353,204	$ 20,341,015	$ 1,430,737
Interest earned from customers
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	6,435,008	2,497,175	673,144
Foreign exchange difference, net
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	11,912,288	17,542,426	179,521
Recovery of insurance
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	248	279,167	568,062
Others
DisclosureOfOtherIncomeAndExpensesLineItems [Line Items]
Other operating income	$ 5,660	$ 22,247	$ 10,010